Prepayments and Other Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER ASSETS
6.
PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Current portion:
Contract assets (i)	1,591,152	1,490,656	216,125
VAT prepayments	711,114	335,350	48,621
Prepaid licensed copyrights	152,596	136,656	19,813
Receivables from online payment agencies	324,327	369,734	53,606
Advances to suppliers	219,605	128,065	18,568
Prepaid expenses	61,594	21,101	3,059
Deposits and prepaid rental fees	21,485	13,220	1,917
Others (ii)	184,650	108,145	15,681
	3,266,523	2,602,927	377,390

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	2,193,285	2,525,282	366,131
Licensed copyrights prepaid assets (iii)	571,518	469,259	68,036
Deposits and prepaid rental fees	46,635	25,308	3,669
Long-term restricted cash (iv)	—	750,000	108,740
Others (ii)	94,252	95,284	13,816
	2,905,690	3,865,133	560,392
(i)
The allowance for credit losses on contract assets was RMB14,721 and RMB12,409 (US$1,799) as of December 31, 2021 and 2022, respectively. The reversals charged against the allowance were RMB9,310 and RMB2,311 (US$335) for the years ended December 31, 2020 and 2022, respectively. The provision charged against the allowance were RMB5,446 for the year ended December 31,2021. No write-offs were charged against the allowance for the years ended December 31, 2020, 2021 and 2022.
(ii)
The allowance for credit losses on other current and non-current assets were RMB93,217 and RMB133,644 (US$19,377) as of December 31, 2021 and 2022, respectively. The provision charged against the allowance were RMB73,688, RMB19,529, and RMB57,115 (US$8,281) for the years ended December 31, 2020, 2021 and 2022, respectively. The write-offs charged against the allowance were nil, nil and RMB16,688 (US$2,420) for the years ended December 31, 2020, 2021 and 2022, respectively.
(iii)
Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.
(iv)
Long-term restricted cash represents collateral to repayments of PAG Notes (Note 14).